Average Annual Total Returns{- Fidelity Simplicity RMD 2010 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2010 Fund	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2010 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2010 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNH Past 1 year	IXZNH Past 5 years	IXZNH Past 10 years
Total	4.39%	6.89%	7.45%	2.79%	4.99%	5.96%	2.97%	4.89%	5.57%	(1.54%)	3.57%	2.90%	4.31%	6.98%	7.44%